Supplemental Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Certain Statements of Operations Amounts
Certain statement of operations amounts are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Stock-based compensation expense:
Research and development	$210	$252	$620	$1,061
Selling, general, and administrative	825	984	2,270	(196)

Total	$1,035	$1,236	$2,890	$865

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Interest, net:
Interest expense	$(57)	$(356)	$(73)	$(1,075)
Interest income	31	—	44	16
Common stock warrants - financing costs amortization	(21)	—	(51)	—

Total	$(47)	$(356)	$(80)	$(1,059)

Certain statements of operations amounts are as follows:

	Year Ended December 31,
In Thousands	2021	2020	2019
Revenue:
Soybean grain	$25,930	$12,976	$—
Soybean meal	—	8,628	5,604
Soybean oil	—	2,220	1,685
Other	57	27	7

Total	$25,987	$23,851	$7,296

	Year Ended December 31,
In Thousands	2021	2020	2019
Stock-based compensation expense:
Research and development	$1,465	$1,132	$2,190
Selling, general, and administrative	625	3,839	6,985

Total	$2,090	$4,971	$9,175

	Year Ended December 31,
In Thousands	2021	2020	2019
Interest, net:
Interest expense	$(1,431)	$(1,435)	$(1,490)
Interest income	17	557	1,600

Total	$(1,414)	$(878)	$110

Schedule of Certain Balance Sheet Amounts
Certain balance sheet amounts are as follows:

In Thousands	As of September 30, 2022	As of December 31, 2021
Cash, cash equivalents, and restricted cash:
Cash and cash equivalents	$7,031	$13,823
Restricted cash	174	499
Non-current restricted cash	—	99

Total	$7,205	$14,421

Certain balance sheet amounts are as follows:

	December 31,
In Thousands	2021	2020
Accounts Receivable:
Accounts receivable	$—	$4,317
Receivables from growers	—	570
Allowance for doubtful accounts	—	—

Total	$—	$4,887

	December 31,
In Thousands	2021	2020
Inventory:
Raw materials	$—	$1,383

Total	$—	$1,383

	December 31,
In Thousands	2021	2020
Land, buildings, and equipment:
Land under capital lease	$5,690	$5,690
Buildings	804	650
Buildings under capital lease	3,812	3,812
Leasehold improvements	215	160
Leasehold improvements under capital lease	10,023	10,023
Office furniture and equipment	5,409	4,813
Office furniture and equipment under capital lease	1,788	1,788
Computer equipment and software	831	83
Construction in progress	849	1,329
Vehicles	38	58

Total land, buildings, and equipment	29,459	28,406
Less accumulated depreciation and amortization	(7,728)	(5,546)

Total	$21,731	$22,860

Schedule of Statements of Certain Statements of Cash Flows Amounts
Supplemental statement of cash flows information is as follows:

	As of September 30,
In Thousands	2022	2021
Interest paid	$67	1,072
Non-cash transactions not reported in the consolidated statement of cash flows is as follows:

	As of September 30,
In Thousands	2022	2021
Receivable from Jefferies for shares issued under ATM Facility	$(260)	$—
Non-cash additions to land, buildings, and equipment	$(687)	$—
Cumulative effect of adoption of lease accounting standard on stockholders’ equity	$832	$—
Establishment of operating lease right-of-use assets and associated operating lease liabilities	$14,090	$—

Certain statements of cash flows amounts are as follows:

	Year Ended December 31,
In Thousands	2021	2020	2019
Cash, cash equivalents, restricted cash, and short-term investments:
Cash and cash equivalents	$13,823	$17,299	$58,610
Restricted cash	499	393	388
Non-current restricted cash	99	597	1,040

Cash, cash equivalents, and restricted cash	14,421	18,289	60,038
Short-term investments	—	11,698	—

Total	$14,421	$29,987	$60,038

	Year Ended December 31,
In Thousands	2021	2020	2019
Supplemental investing and financing transactions:
Receivable from Jefferies for shares issued under ATM Facility	$260	$—	$—

Interest paid	$1,425	$1,455	$1,472

Non-cash additions to land, buildings, and equipment	$691	$—	$414